Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 6) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Business Assets		$ 1,298,717
Real Estate	$ 593,678	1,430,858
Total		2,729,575
Commercial [Member]
Business Assets		1,298,717
Real Estate		0
Total		1,298,717
Commercial Real Estate [Member]
Business Assets		0
Real Estate		1,263,495
Total		1,263,495
Residential real estate - 1st lien [Member]
Business Assets		0
Real Estate		167,363
Total		$ 167,363